Income Taxes (10-K Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Deferred tax liabilities:
Depreciation and amortization	$ 566.0	$ 456.8
Depletion	483.9	464.5
Partnership tax bases differences	94.3	107.1
Undistributed earnings of non-U.S. subsidiaries	215.8	215.8
Other liabilities	120.6	79.6
Total deferred tax liabilities	1,480.6	1,323.8
Before valuation allowance
Alternative minimum tax credit carryforwards	110.8	219.2
Capital loss carryforwards	11.8	7.7
Foreign tax credit carryforwards	527.9	477.0
Net operating loss carryforwards	195.9	156.9
Post-retirement and post-employment benefits	46.2	80.6
Reclamation and decommissioning accruals	212.0	193.7
Other assets	217.2	232.3
Subtotal	1,321.8	1,367.4
Valuation allowance	(209.2)	(157.1)
Net deferred tax assets	1,112.6	1,210.3
Net deferred tax liabilities	(368.0)	(113.5)
Current:
Federal	134.9	85.2	175.6
State	52.0	15.8	50.8
Non-U.S.	380.1	194.5	570.2
Total Current	567.0	295.5	796.6
Deferred:
Federal	99.2	(6.4)	(138.3)
State	7.0	6.9	7.8
Non-U.S.	79.6	51.3	(16.8)
Total Deferred	185.8	51.8	(147.3)
Provision for income taxes	752.8	347.3	649.3
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
Computed tax at the federal statutory rate of 35%	35.00%	35.00%	35.00%
State and local income taxes, net of federal income tax benefit	1.30%	1.30%	1.40%
Percentage depletion in excess of basis	(4.50%)	(10.50%)	(6.60%)
Non-U.S. income and withholding taxes	(7.50%)	(1.10%)	(10.50%)
Change in valuation allowance	0.50%	4.50%	3.60%
Other items (none in excess of 5% of computed tax)	(1.80%)	0.00%	(0.60%)
Effective tax rate	23.00%	29.20%	22.30%
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Abstract]
United States earnings	1,477.5	598.1	1,192.5
Non-U.S. earnings	1,793.8	591.6	1,713.2
Earnings from consolidated companies before income taxes	3,271.3	1,189.7	2,905.7
Changes in unrecognized tax benefits for all jurisdictions for the year ended May 31, 2011 were as follows:
Gross unrecognized tax benefits	228.8	200.1
Prior year tax positions - increases	30.2	9.8
Current year tax positions	41.8	21.3
Prior year tax positions - decreases	(48.2)	(1.4)
Settlements	0	(4.3)
Effect of currency translation on unrecognized tax benefits	10.9	3.3
Gross unrecognized tax benefits	263.5	228.8	200.1
The amount of unrecognized tax benefits that, if recognized, would affect our effective tax rate in future periods	98.8
Accrued interest and penalties related to unrecognized tax benefits, which are reflected in other noncurrent liabilities	50.9	40.5
Valuation Allowance [Abstract]
Net change in the deferred tax asset valuation allowance during the period	$ 52.1	$ 41.5	$ 109.0